Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	AMCAP FUND
Entity Central Index Key	0000004405
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	May 01, 2020
AMCAP FUND® | Class 529-F-3 | AMCAP FUND
Prospectus:
Trading Symbol	FMCMX
AMCAP FUND® | Class 529-F-2 | AMCAP FUND
Prospectus:
Trading Symbol	FMMMX
AMCAP FUND® | Class T | AMCAP FUND
Prospectus:
Trading Symbol	TAMCX
AMCAP FUND® | Class 529-T | AMCAP FUND
Prospectus:
Trading Symbol	TACMX
AMCAP FUND® | Class F-3 | AMCAP FUND
Prospectus:
Trading Symbol	FMACX
AMCAP FUND® | Class R-5E | AMCAP FUND
Prospectus:
Trading Symbol	RAEFX
AMCAP FUND® | Class R-2E | AMCAP FUND
Prospectus:
Trading Symbol	RAEBX
AMCAP FUND® | Class R-6 | AMCAP FUND
Prospectus:
Trading Symbol	RAFGX
AMCAP FUND® | Class F-2 | AMCAP FUND
Prospectus:
Trading Symbol	AMCFX
AMCAP FUND® | Class 529-F-1 | AMCAP FUND
Prospectus:
Trading Symbol	CAFFX
AMCAP FUND® | Class 529-E | AMCAP FUND
Prospectus:
Trading Symbol	CAFEX
AMCAP FUND® | Class 529-C | AMCAP FUND
Prospectus:
Trading Symbol	CAFCX
AMCAP FUND® | Class 529-A | AMCAP FUND
Prospectus:
Trading Symbol	CAFAX
AMCAP FUND® | Class F-1 | AMCAP FUND
Prospectus:
Trading Symbol	AMPFX
AMCAP FUND® | Class C | AMCAP FUND
Prospectus:
Trading Symbol	AMPCX
AMCAP FUND® | Class R-5 | AMCAP FUND
Prospectus:
Trading Symbol	RAFFX
AMCAP FUND® | Class R-4 | AMCAP FUND
Prospectus:
Trading Symbol	RAFEX
AMCAP FUND® | Class R-3 | AMCAP FUND
Prospectus:
Trading Symbol	RAFCX
AMCAP FUND® | Class R-2 | AMCAP FUND
Prospectus:
Trading Symbol	RAFBX
AMCAP FUND® | Class R-1 | AMCAP FUND
Prospectus:
Trading Symbol	RAFAX
AMCAP FUND® | Class A | AMCAP FUND
Prospectus:
Trading Symbol	AMCPX
American Funds Multi-Sector Income Fund SM | Class 529-F-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBQX
American Funds Multi-Sector Income Fund SM | Class 529-F-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBPX
American Funds Multi-Sector Income Fund SM | Class R-6 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDUX
American Funds Multi-Sector Income Fund SM | Class 529-C | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBLX
American Funds Multi-Sector Income Fund SM | Class 529-E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBMX
American Funds Multi-Sector Income Fund SM | Class 529-F-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBOX
American Funds Multi-Sector Income Fund SM | Class 529-T | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBNX
American Funds Multi-Sector Income Fund SM | Class A | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAQX
American Funds Multi-Sector Income Fund SM | Class C | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAUX
American Funds Multi-Sector Income Fund SM | Class F-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAWX
American Funds Multi-Sector Income Fund SM | Class F-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAYX
American Funds Multi-Sector Income Fund SM | Class F-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAZX
American Funds Multi-Sector Income Fund SM | Class R-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDNX
American Funds Multi-Sector Income Fund SM | Class R-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDOX
American Funds Multi-Sector Income Fund SM | Class R-2E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDPX
American Funds Multi-Sector Income Fund SM | Class R-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDQX
American Funds Multi-Sector Income Fund SM | Class R-4 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDRX
American Funds Multi-Sector Income Fund SM | Class R-5 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDTX
American Funds Multi-Sector Income Fund SM | Class R-5E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDSX
American Funds Multi-Sector Income Fund SM | Class 529-A | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBKX
American Funds Multi-Sector Income Fund SM | Class T | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAVX